Note 4 - Debt	12 Months Ended
Mar. 31, 2023
Notes to Financial Statements
Debt Disclosure [Text Block]

4.   DEBT

On June 22, 2021, the Small Business Administration authorized full forgiveness of the Company's Paycheck Protection Program loan. The gain of approximately $1.7 million from this extinguishment of debt included both principal and interest and is recorded as a component of "Other income" on the Company's Consolidated Statement of Operations for fiscal 2022.

On March 8, 2021, the Company entered into a Credit Agreement providing for a $10 million revolving line of credit facility (the "Interim Credit Facility) with JPMorgan Chase Bank, N.A. (the "Bank"). The Interim Credit Facility had an expiration date of July 15, 2021 because the Company was evaluating options for longer term credit arrangements. On April 12, 2021, the Company executed a first amendment to the Interim Credit Facility that increased the size of the facility from $10 million to $20 million. On May 19, 2021, the Company entered into an Amended and Restated Credit Agreement ("ABL Facility") with the Bank that amended and restated the Interim Credit Facility and provided for asset-based revolving loans in an aggregate principal amount up to $40 million. On March 11, 2022, the Company executed a first amendment to the ABL Facility which increased the size of the facility from $40 million to $75 million. On April 29, 2022, the Company entered into a Second Amendment to the ABL Facility. The Second Amendment increased the revolving loans available under the ABL facility from an aggregate principal amount of up to $75 million to an aggregate principal amount of up to $150 million. On July 6, 2022, the Company entered into a Third Amendment to the ABL Facility. The Third Amendment to the ABL Facility provided for the syndication of the asset-based revolving loans available thereunder with BMO Harris Bank, N.A. ("BMO") with JPMorgan Chase Bank serving as the arranging agent (the "Agent"). The Third Amendment also amended provisions of the ABL Facility authorizing the Agent to make protective advances under the ABL Facility and added a covenant requiring each of the Company and its subsidiaries to maintain the Agent as its principal depository bank. In connection with the Third Amendment, the Company also entered into a Revolving Note payable to BMO in a principal amount of up to $50 million establishing BMO as a one-third syndicated participant in the Company's ABL facility. The ABL Facility matures on May 19, 2026 and is secured by substantially all of the assets of the Company. The Company can elect borrowings on a floating rate basis or a term basis. Floating rate borrowings accrue interest at a rate equal to the prime rate minus 1% per annum. Term rate borrowings accrue interest at a rate equal to the SOFR rate applicable to the selected term plus 1.8% per annum. Availability of funds under the ABL Facility is subject to a borrowing base calculation determined as the sum of (a) 90% of eligible accounts receivable, plus (b) the product of 85% multiplied by the net orderly liquidating value percentage identified in the most recent inventory appraisal multiplied by eligible inventory. The ABL Facility contains a springing financial covenant whereby the financial covenant is only tested when availability falls below the greater of 15% of the revolving commitment or $22.5 million. The financial covenant restricts the Company from allowing its fixed charge coverage ratio to be, as of the end of any calendar month, less than 1.10 to 1.00 for the trailing twelve-month period then ending. The fixed charge coverage ratio is calculated as the ratio of (a) EBITDA, as defined in the ABL Facility, minus unfinanced capital expenditures to (b) cash interest expense plus scheduled principal payments on indebtedness plus taxes paid in cash plus restricted payments paid in cash plus capital lease obligation payments plus cash contributions to any employee pension benefit plans. The ABL Facility contains other representations and warranties and affirmative and negative covenants that are usual and customary. If certain conditions precedent are satisfied, the ABL facility may be increased by up to an aggregate of $25 million, in minimum increments of $5 million. At March 31, 2023, the Company had a balance of approximately $33.1 million under the ABL Facility with an applicable interest rate of 7.0%. At March 31, 2023, the Company's applicable borrowing base calculation supported access to approximately $94.2 million of the ABL Facility.

The Company incurred debt issuance costs of approximately $0.2 million in connection with the Second Amendment to the ABL Facility and approximately $0.2 million in connection with the Third Amendment to the ABL Facility. The Company recorded these debt issuance costs as non-current other assets and will amortize these costs on an equal monthly basis over the remaining term of the ABL facility.